UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05742

Name of Fund: BlackRock Funds

BlackRock Total Emerging Markets Fund

Fund Address:    100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Funds, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 10/31/2018

Date of reporting period: 07/31/2018

Item 1 – Schedule of Investments

Consolidated Schedule of Investments (unaudited) July 31, 2018	BlackRock Total Emerging Markets Fund (Percentages shown are based on Net Assets)

Security		Shares/Par (000)	Value
Common Stocks — 4.5%
iShares MSCI India ETF(h)		341,110	$12,153,749

Total Common Stocks — 4.5% (Cost — $11,094,500)			12,153,749

Corporate Bonds — 11.3%

British Virgin Islands — 0.2%
China Great Wall International Holdings III Ltd., 2.63%, 10/27/21	USD	200	190,643
Sinochem Overseas Capital Co. Ltd., 4.50%, 11/12/20		100	101,293
Sinopec Group Overseas Development 2013 Ltd., 4.38%, 10/17/23		200	204,086
SPIC 2016 US Dollar Bond Co. Ltd., 3.00%, 12/06/21		200	195,040

			691,062
Cayman Islands — 0.1%
Three Gorges Finance I Cayman Islands Ltd., 3.70%, 06/10/25		200	194,634

Chile — 2.2%
Banco del Estado de Chile, 4.13%, 10/07/20		100	101,383
Bonos del Banco Central de Chile en UF, 3.00%, 03/01/22	CLP	3,114,684	5,245,550
Corp. Nacional del Cobre de Chile, 5.63%, 10/18/43	USD	200	223,481
Empresa Nacional del Petroleo, 4.38%, 10/30/24		200	201,152

			5,771,566
China — 0.1%
China Minmetals Corp., 3.75%(a)(b)		200	183,540

Hungary — 0.1%
Magyar Export-Import Bank Zrt, 4.00%, 01/30/20		200	200,430
MFB Magyar Fejlesztesi Bank Zrt, 6.25%, 10/21/20		200	210,506

			410,936
Indonesia — 0.2%
Perusahaan Penerbit SBSN Indonesia III:
3.40%, 03/29/22		200	196,500
4.35%, 09/10/24		400	401,500

			598,000
Kazakhstan — 0.1%
Development Bank of Kazakhstan JSC, 4.13%, 12/10/22		200	196,894

Security		Par (000)	Value
Malaysia — 0.2%
Petroliam Nasional Bhd, 7.63%, 10/15/26	USD	100	$125,236
Petronas Capital Ltd.:
5.25%, 08/12/19		100	102,072
7.88%, 05/22/22		250	285,906

			513,214
Peru — 0.1%
Petroleos del Peru SA, 4.75%, 06/19/32		200	195,600

Philippines — 0.0%
Power Sector Assets & Liabilities Management Corp., 7.39%, 12/02/24		100	119,082

United States — 8.0%
3M Co., 3.13%, 09/19/46		100	85,550
Amazon.com, Inc.:
4.80%, 12/05/34		200	221,296
4.95%, 12/05/44		300	339,607
4.05%, 08/22/47		450	443,582
Apple, Inc.:
4.50%, 02/23/36		100	108,777
3.85%, 05/04/43		500	484,133
3.45%, 02/09/45		100	90,530
4.38%, 05/13/45		200	209,493
4.65%, 02/23/46		600	654,662
3.85%, 08/04/46		100	96,560
4.25%, 02/09/47		100	102,685
3.75%, 11/13/47		600	571,411
Bristol-Myers Squibb Co., 4.50%, 03/01/44		100	107,169
Charming Light Investments Ltd., 3.75%, 09/03/19		200	199,764
Cisco Systems, Inc.:
5.90%, 02/15/39		300	376,205
5.50%, 01/15/40		200	242,209
Eli Lilly & Co., 3.70%, 03/01/45		400	380,210
Exxon Mobil Corp.:
3.57%, 03/06/45		150	139,890
4.11%, 03/01/46		400	410,223
Goldman Sachs Group, Inc.:
6.25%, 02/01/41		200	241,294
4.80%, 07/08/44		450	464,004
HSBC Holdings PLC:
6.50%, 05/02/36		150	179,166
6.50%, 09/15/37		400	483,556
6.80%, 06/01/38		100	125,184
6.10%, 01/14/42		100	121,316
5.25%, 03/14/44		300	318,470
Intel Corp.:
4.25%, 12/15/42		500	516,638
4.10%, 05/19/46		100	100,916
3.73%, 12/08/47		307	294,901

1

Consolidated Schedule of Investments (unaudited) (continued) July 31, 2018	BlackRock Total Emerging Markets Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value
United States (continued)
International Business Machines Corp.:
5.88%, 11/29/32	USD	50	$60,552
5.60%, 11/30/39		75	90,261
4.00%, 06/20/42		100	98,124
4.70%, 02/19/46		100	110,212
Johnson & Johnson:
4.38%, 12/05/33		300	323,664
3.63%, 03/03/37		400	390,532
4.50%, 09/01/40		200	215,037
3.70%, 03/01/46		500	487,851
Merck & Co., Inc.:
3.60%, 09/15/42		100	95,125
4.15%, 05/18/43		150	155,460
3.70%, 02/10/45		400	387,868
Microsoft Corp.:
3.50%, 02/12/35		75	72,997
3.45%, 08/08/36		400	385,265
4.10%, 02/06/37		300	314,629
4.50%, 10/01/40		150	162,474
5.30%, 02/08/41		400	481,210
3.50%, 11/15/42		100	94,144
3.75%, 02/12/45		100	98,281
4.45%, 11/03/45		225	246,145
3.70%, 08/08/46		100	97,119
4.25%, 02/06/47		1,000	1,061,649
Morgan Stanley:
4.46%, 04/22/39(a)		300	300,626
6.38%, 07/24/42		100	125,891
4.30%, 01/27/45		500	487,358
4.38%, 01/22/47		200	197,760
NIKE, Inc.:
3.88%, 11/01/45		75	72,540
3.38%, 11/01/46		100	87,622
Oracle Corp.:
3.90%, 05/15/35		300	296,211
3.85%, 07/15/36		200	195,117
3.80%, 11/15/37		400	387,503
5.38%, 07/15/40		100	115,891
4.13%, 05/15/45		300	297,851
4.00%, 07/15/46		600	581,643
4.00%, 11/15/47		500	486,246
PepsiCo, Inc.:
4.25%, 10/22/44		100	102,784
4.45%, 04/14/46		400	423,450
3.45%, 10/06/46		400	363,333
Pfizer, Inc.:
7.20%, 03/15/39		150	210,453
4.30%, 06/15/43		700	722,340
4.40%, 05/15/44		125	132,719
Procter & Gamble Co., 3.50%, 10/25/47		300	274,562

Security		Par (000)	Value
United States (continued)
Visa, Inc.:
4.15%, 12/14/35	USD	300	$314,924
4.30%, 12/14/45		400	423,482
Wal-Mart Stores, Inc.:
6.20%, 04/15/38		300	389,174
5.63%, 04/01/40		75	91,877
Walmart, Inc.:
4.00%, 04/11/43		100	100,708
3.63%, 12/15/47		700	664,945
Walt Disney Co., 4.13%, 06/01/44		200	198,359

			21,583,369

Total Corporate Bonds — 11.3% (Cost — $30,973,007)			30,457,897

Foreign Agency Obligations — 45.1%

Argentina — 4.2%
Argentine Republic Government International Bond:
7.13%, 06/28/17		1,200	952,200
2.50%, 12/31/38(c)		1,400	843,500
8.28%, 12/31/33		2,587	2,466,229
6.88%, 04/22/21		1,900	1,903,800
7.50%, 04/22/26		2,050	1,952,625
7.63%, 04/22/46		900	763,209
6.63%, 07/06/28		500	442,500
7.13%, 07/06/36		350	294,875
5.63%, 01/26/22		800	761,208
6.88%, 01/26/27		1,000	910,000

			11,290,146
Brazil — 3.0%
Brazilian Government International Bond:
4.63%, 01/13/28		1,600	1,500,000
7.13%, 01/20/37		500	561,250
4.88%, 01/22/21		600	614,400
4.25%, 01/07/25		1,000	970,500
5.00%, 01/27/45		1,600	1,356,000
5.63%, 01/07/41		800	750,000
2.63%, 01/05/23		1,100	1,020,250
6.00%, 04/07/26		840	889,148
5.63%, 02/21/47		500	458,750

			8,120,298

2

Consolidated Schedule of Investments (unaudited) (continued) July 31, 2018	BlackRock Total Emerging Markets Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Chile — 0.1%
Chile Government International Bond, 3.13%, 01/21/26	USD	200	$191,900

Colombia — 2.9%
Colombia Government International Bond:
6.13%, 01/18/41		800	902,000
4.38%, 07/12/21		750	768,000
4.00%, 02/26/24		200	200,600
8.13%, 05/21/24		650	784,875
7.38%, 09/18/37		500	630,000
5.63%, 02/26/44		1,200	1,290,000
5.00%, 06/15/45		1,400	1,393,000
11.75%, 02/25/20		230	258,980
4.50%, 01/28/26		800	818,000
2.63%, 03/15/23		200	191,000
3.88%, 04/25/27		600	585,000

			7,821,455
Hungary — 2.0%
Hungary Government International Bond:
7.63%, 03/29/41		500	706,282
6.38%, 03/29/21		1,650	1,769,625
5.38%, 02/21/23		974	1,037,310
5.75%, 11/22/23		700	762,125
5.38%, 03/25/24		1,000	1,074,600

			5,349,942
Indonesia — 4.7%
Indonesia Government International Bond:
3.75%, 04/25/22		600	598,250
6.75%, 01/15/44		600	736,610
7.75%, 01/17/38		800	1,067,333
4.88%, 05/05/21		700	722,863
4.63%, 04/15/43		300	289,639
4.13%, 01/15/25		800	793,554
5.38%, 10/17/23		400	423,541
5.88%, 01/15/24		600	649,997
5.13%, 01/15/45		600	614,425
8.50%, 10/12/35		300	417,537
5.25%, 01/17/42		800	835,581
3.38%, 04/15/23		400	388,832
4.75%, 01/08/26		900	925,680
5.95%, 01/08/46		200	225,676
Indonesia Treasury Bond, 7.00%, 05/15/27	IDR	39,913,000	2,621,193

Security		Par (000)	Value
Indonesia (continued)
Indonesia Government International Bond:
4.35%, 01/08/27	USD	400	$400,828
5.25%, 01/08/47		400	418,790
4.35%, 01/11/48		500	465,578

			12,595,907
Kazakhstan — 0.1%
Kazakhstan Government International Bond, 5.13%, 07/21/25		200	214,750

Malaysia — 0.1%
Export-Import Bank of Malaysia Bhd, 2.48%, 10/20/21		200	191,933
Malaysia Sovereign Sukuk Bhd, 4.24%, 04/22/45		200	200,100

			392,033
Mexico — 5.8%
Mexico Government International Bond:
4.60%, 02/10/48		800	734,800
6.75%, 09/27/34		630	748,125
3.63%, 03/15/22		1,000	1,001,490
4.75%, 03/08/44		1,700	1,595,450
6.05%, 01/11/40		1,050	1,155,000
5.75%, 10/12/10		1,000	986,250
4.00%, 10/02/23		1,200	1,204,500
5.55%, 01/21/45		850	895,687
3.60%, 01/30/25		800	777,880
3.50%, 01/21/21		250	250,213
4.60%, 01/23/46		1,200	1,101,000
Mexican Udibonos, 4.50%, 12/04/25	MXN	47,237	2,696,361
Mexico Government International Bond:
4.13%, 01/21/26	USD	600	595,800
4.35%, 01/15/47		600	535,200
4.15%, 03/28/27		1,300	1,279,850

			15,557,606
Panama — 1.4%
Panama Government International Bond:
7.13%, 01/29/26		750	903,000
6.70%, 01/26/36		800	992,000
4.30%, 04/29/53		200	192,500
4.00%, 09/22/24		200	203,000
3.88%, 03/17/28		700	698,250
9.38%, 04/01/29		580	823,600

			3,812,350
Peru — 1.1%
Peruvian Government International Bond:
6.55%, 03/14/37		500	635,000

3

Consolidated Schedule of Investments (unaudited) (continued) July 31, 2018	Blackrock Total Emerging Markets Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Peru (continued)
Peruvian Government International Bond (continued):
5.63%, 11/18/50	USD	1,000	$1,186,500
7.35%, 07/21/25		650	796,900
4.13%, 08/25/27		400	413,200

			3,031,600
Philippines — 2.9%
Philippine Government International Bond:
7.75%, 01/14/31		700	936,737
6.38%, 10/23/34		900	1,124,029
5.50%, 03/30/26		600	670,848
9.50%, 02/02/30		750	1,107,918
4.00%, 01/15/21		900	911,913
5.00%, 01/13/37		600	656,558
4.20%, 01/21/24		200	205,254
6.38%, 01/15/32		400	488,735
3.95%, 01/20/40		600	591,498
3.70%, 03/01/41		200	189,953
3.70%, 02/02/42		1,000	946,863

			7,830,306
Poland — 0.9%
Poland Government International Bond:
5.13%, 04/21/21		400	420,000
6.38%, 07/15/19		500	517,005
3.00%, 03/17/23		1,250	1,227,938
3.25%, 04/06/26		400	389,024

			2,553,967
Romania — 1.0%
Romanian Government International Bond:
4.38%, 08/22/23		1,300	1,324,050
4.88%, 01/22/24		900	935,955
6.13%, 01/22/44		400	461,784

			2,721,789
Russia — 3.9%
Russian Foreign Bond — Eurobond:
5.00%, 04/29/20		300	307,720
7.50%, 03/31/30(c)		1,780	1,981,906
4.88%, 09/16/23		1,000	1,042,500
4.50%, 04/04/22		1,400	1,430,475
5.63%, 04/04/42		1,000	1,072,512
5.88%, 09/16/43		400	442,950
4.75%, 05/27/26		1,200	1,216,500
4.25%, 06/23/27		600	584,792

Security		Par (000)	Value
Russia (continued)
Russian Foreign Bond — Eurobond (continued):
5.25%, 06/23/47	USD	2,600	$2,580,500

			10,659,855
South Africa — 2.8%
Republic of South Africa Government International Bond:
5.88%, 05/30/22		400	423,468
5.88%, 09/16/25		900	938,124
4.67%, 01/17/24		490	488,880
South Africa Government Bond — CPI Linked, 5.50%, 12/07/23	ZAR	44,065	3,770,266
Republic of South Africa Government International Bond:
5.50%, 03/09/20	USD	500	514,394
5.38%, 07/24/44		400	366,784
4.88%, 04/14/26		200	196,189
4.30%, 10/12/28		500	454,747
5.00%, 10/12/46		400	350,864

			7,503,716
South Korea — 1.5%
Inflation Linked Korea Treasury Bond, 1.13%, 06/10/23	KRW	4,394,816	3,956,964

Turkey — 4.2%
Turkey Government International Bond:
6.75%, 05/30/40	USD	600	538,685
7.38%, 02/05/25		1,200	1,220,364
4.88%, 04/16/43		600	433,764
5.75%, 03/22/24		1,200	1,134,672
5.13%, 03/25/22		400	382,966
6.63%, 02/17/45		1,000	869,770
11.88%, 01/15/30		300	402,078
7.00%, 06/05/20		450	457,200
5.63%, 03/30/21		500	492,590
6.00%, 01/14/41		700	576,828
6.25%, 09/26/22		900	889,623
3.25%, 03/23/23		450	392,743
4.25%, 04/14/26		1,000	834,580
4.88%, 10/09/26		1,100	944,256
6.00%, 03/25/27		900	826,290
5.75%, 05/11/47		1,100	857,912

			11,254,321
Ukraine — 1.3%
Ukraine Government International Bond:
7.38%, 09/25/32		1,000	907,276
7.75%, 09/01/20		1,000	1,020,000
7.75%, 09/01/23		800	805,032

4

Consolidated Schedule of Investments (unaudited) (continued) July 31, 2018	Blackrock Total Emerging Markets Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Ukraine (continued)
Ukraine Government International Bond (continued):
7.75%, 09/01/27	USD	100	$95,728
7.75%, 09/01/24		100	99,340
7.75%, 09/01/21		200	204,052
7.75%, 09/01/26		500	483,150

			3,614,578
Uruguay — 0.1%
Uruguay Government International Bond:
4.13%, 11/20/45		200	185,500
7.88%, 01/15/33		100	134,635

			320,135
Venezuela — 1.1%
Venezuela Government International Bond(d):
9.25%, 09/15/27		1,600	458,720
12.75%, 08/23/22		932	263,290
11.95%, 08/05/31		1,415	391,530
11.75%, 10/21/26		1,316	375,981
7.00%, 03/31/38		550	146,135
7.75%, 10/13/19		730	193,961
8.25%, 10/13/24		655	178,488

Security		Shares/Par (000)	Value
Venezuela (continued)
Venezuela Government International Bond (continued):
9.00%, 05/07/23	USD	750	$201,525
7.65%, 04/21/25		290	77,053
9.25%, 05/07/28		700	184,590
6.00%, 12/09/20		845	221,812
9.38%, 01/13/34		575	164,278

			2,857,363

Total Foreign Agency Obligations — 45.1% (Cost — $127,979,020)			121,650,981

Total Long-Term Investments — 60.9% (Cost — $170,046,527)			164,262,627

Short-Term Securities — 37.3%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 1.79%(e)(f)(g)		100,448,874	100,448,874

Total Short-Term Securities — 37.3% (Cost — $100,448,874)			100,448,874

Total Investments — 98.2% (Cost — $270,495,401)			264,711,501
Other Assets Less Liabilities — 1.8%			4,913,388

Net Assets — 100.0%			$269,624,889

(a)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(b)	Perpetual security with no stated maturity date.
(c)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.
(d)	Issuer filed for bankruptcy and/or is in default.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of the security is held by a wholly-owned subsidiary.
(g)

During the period ended July 31, 2018, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the Fund were as follows:

Affiliate Persons and/or Related Parties	Shares Held at 10/31/17	Shares Purchased	Shares Sold		Shares Held at 07/31/18	Value at 07/31/18	Income	Net Realized Gain(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	209,172,307	—	(108,723,433	)(b)	100,448,874	$100,448,874	$1,465,698	$—	$—
iShares MSCI India ETF	—	341,110	—		341,110	12,153,749	15,781	—	1,059,249

						$112,602,623	$1,481,479	$—	$1,059,249

(a)	Includes net capital gain distributions.
(b)	Represents net shares/investment value sold.

5

Consolidated Schedule of Investments (unaudited) (continued) July 31, 2018	Blackrock Total Emerging Markets Fund

Currency Abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
COP	Colombian Peso
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippine Peso
PLN	Polish Zloty
RON	Romanian New Leu
RUB	New Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	Taiwan New Dollar
USD	United States Dollar
ZAR	South African Rand

Portfolio Abbreviations
ETF	Exchange-Traded Fund
JSC	Joint Stock Company
MSCI	Morgan Stanley Capital International
OTC	Over-the-Counter

Derivative Financial Instruments Outstanding as of Period End

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	182,434	USD	134,646	BNP Paribas S.A.	08/16/18	$906
AUD	1,327,000	USD	983,576	HSBC Bank USA N.A.	08/16/18	2,403
AUD	1,011,000	USD	750,890	JPMorgan Chase Bank N.A.	08/16/18	297
AUD	1,391,566	USD	1,027,014	JPMorgan Chase Bank N.A.	08/16/18	6,938
AUD	5,374,000	USD	3,972,266	JPMorgan Chase Bank N.A.	08/16/18	20,691
CAD	703,418	USD	537,703	BNP Paribas S.A.	08/16/18	3,169
CAD	1,891,582	USD	1,446,272	Deutsche Bank AG	08/16/18	8,204

6

Consolidated Schedule of Investments (unaudited) (continued) July 31, 2018	Blackrock Total Emerging Markets Fund

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CAD	1,390,000	USD	1,068,026	JPMorgan Chase Bank N.A.	08/16/18	$773
CHF	769,000	EUR	663,475	BNP Paribas S.A.	08/16/18	866
CHF	592,000	EUR	508,774	JPMorgan Chase Bank N.A.	08/16/18	2,995
CLP	34,562,000	USD	53,058	JPMorgan Chase Bank N.A.	08/16/18	1,150
CLP	489,907,000	USD	766,798	JPMorgan Chase Bank N.A.	08/16/18	1,589
CLP	513,025,000	USD	792,684	JPMorgan Chase Bank N.A.	08/16/18	11,962
EUR	598,286	NOK	5,677,000	BNP Paribas S.A.	08/16/18	3,915
EUR	2,321,798	NOK	22,149,000	Citibank N.A.	08/16/18	719
EUR	1,104,966	NOK	10,538,000	JPMorgan Chase Bank N.A.	08/16/18	700
HUF	1,980,634,000	EUR	6,097,636	Deutsche Bank AG	08/16/18	89,832
IDR	5,984,315,000	USD	414,771	BNP Paribas S.A.	08/16/18	438
INR	107,582,000	USD	1,562,783	BNP Paribas S.A.	08/16/18	5,349
INR	134,087,000	USD	1,953,767	BNP Paribas S.A.	08/16/18	707
INR	134,261,000	USD	1,945,143	Credit Suisse International	08/16/18	11,866
JPY	49,090,000	USD	437,859	BNP Paribas S.A.	08/16/18	1,565
JPY	47,087,000	USD	419,259	JPMorgan Chase Bank N.A.	08/16/18	2,236
JPY	84,048,000	USD	746,511	JPMorgan Chase Bank N.A.	08/16/18	5,836
MXN	249,306,000	USD	13,048,503	Citibank N.A.	08/16/18	297,270
PHP	42,442,000	USD	791,828	JPMorgan Chase Bank N.A.	08/16/18	8,720
PHP	73,534,000	USD	1,378,642	JPMorgan Chase Bank N.A.	08/16/18	8,369
PLN	4,572,000	EUR	1,059,478	Deutsche Bank AG	08/16/18	11,084
PLN	22,992,000	EUR	5,300,563	JPMorgan Chase Bank N.A.	08/16/18	87,829
RON	3,302,000	EUR	705,768	Deutsche Bank AG	08/16/18	8,499
RUB	24,841,000	USD	391,752	BNP Paribas S.A.	08/16/18	5,272
SEK	18,211,000	EUR	1,766,537	JPMorgan Chase Bank N.A.	08/16/18	5,453
THB	207,745,000	USD	6,241,025	Deutsche Bank AG	08/16/18	4,913
USD	993,994	AUD	1,337,000	JPMorgan Chase Bank N.A.	08/16/18	584
USD	3,087,412	EUR	2,622,046	HSBC Bank USA N.A.	08/16/18	18,232
USD	4,881,553	EUR	4,168,000	JPMorgan Chase Bank N.A.	08/16/18	2,789
USD	730,985	GBP	551,000	JPMorgan Chase Bank N.A.	08/16/18	7,362
USD	560,348	JPY	62,218,000	JPMorgan Chase Bank N.A.	08/16/18	3,410
USD	5,259,979	JPY	583,571,000	JPMorgan Chase Bank N.A.	08/16/18	36,202
USD	777,350	NZD	1,140,000	BNP Paribas S.A.	08/16/18	338
USD	775,589	RUB	48,438,000	JPMorgan Chase Bank N.A.	08/16/18	1,424
USD	1,412,696	SGD	1,918,975	BNP Paribas S.A.	08/16/18	2,842
USD	664,016	SGD	902,025	JPMorgan Chase Bank N.A.	08/16/18	1,306
USD	1,953,721	SGD	2,659,000	JPMorgan Chase Bank N.A.	08/16/18	177
USD	210	TRY	1,000	Citibank N.A.	08/16/18	9
ZAR	6,148,000	USD	461,555	BNP Paribas S.A.	08/16/18	4,515
IDR	41,750,000,000	USD	2,876,929	Bank of America N.A.	09/06/18	12,058
MXN	4,650,000	USD	247,239	BNP Paribas S.A.	09/06/18	829
USD	5,309,763	CLP	3,358,000,000	Bank of America N.A.	09/06/18	41,013
USD	5,699,031	IDR	80,037,198,000	Bank of America N.A.	09/06/18	160,673
USD	4,107,236	KRW	4,400,000,000	Citibank N.A.	09/06/18	152,919
USD	4,276,948	ZAR	54,300,000	Bank of America N.A.	09/06/18	171,620

						1,240,817

CHF	1,735,000	EUR	1,499,539	Citibank N.A.	08/16/18	(1,116)
COP	2,032,249,000	USD	705,397	BNP Paribas S.A.	08/16/18	(2,714)
COP	4,054,545,000	USD	1,403,515	BNP Paribas S.A.	08/16/18	(1,590)
EUR	653,567	CHF	764,000	BNP Paribas S.A.	08/16/18	(7,408)
EUR	5,742,819	CHF	6,681,000	HSBC Bank USA N.A.	08/16/18	(32,557)

7

Consolidated Schedule of Investments (unaudited) (continued) July 31, 2018	Blackrock Total Emerging Markets Fund

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	1,480,723	CHF	1,715,000	JPMorgan Chase Bank N.A.	08/16/18	$(688)
EUR	686,088	HUF	223,826,000	HSBC Bank USA N.A.	08/16/18	(13,650)
EUR	1,349,164	HUF	437,705,000	HSBC Bank USA N.A.	08/16/18	(17,941)
EUR	559,592	NOK	5,352,000	BNP Paribas S.A.	08/16/18	(1,510)
EUR	506,589	PLN	2,168,000	Citibank N.A.	08/16/18	(346)
EUR	1,373,403	SEK	14,200,000	JPMorgan Chase Bank N.A.	08/16/18	(8,995)
EUR	5,320,249	SEK	54,726,000	JPMorgan Chase Bank N.A.	08/16/18	(2,791)
EUR	38,000	USD	44,620	BNP Paribas S.A.	08/16/18	(140)
EUR	87,000	USD	101,838	JPMorgan Chase Bank N.A.	08/16/18	(2)
EUR	5,522,000	USD	6,474,555	JPMorgan Chase Bank N.A.	08/16/18	(10,896)
GBP	977,000	USD	1,284,848	BNP Paribas S.A.	08/16/18	(1,763)
JPY	111,967,000	USD	1,010,075	JPMorgan Chase Bank N.A.	08/16/18	(7,813)
NOK	10,944,000	EUR	1,148,751	BNP Paribas S.A.	08/16/18	(2,148)
NOK	16,399,000	EUR	1,731,580	JPMorgan Chase Bank N.A.	08/16/18	(15,203)
NOK	76,782,000	EUR	8,119,989	JPMorgan Chase Bank N.A.	08/16/18	(85,852)
NZD	1,527,000	USD	1,042,787	BNP Paribas S.A.	08/16/18	(2,000)
RUB	24,097,000	USD	385,490	JPMorgan Chase Bank N.A.	08/16/18	(358)
RUB	51,000,000	USD	816,392	JPMorgan Chase Bank N.A.	08/16/18	(1,279)
SEK	13,243,000	EUR	1,292,945	Citibank N.A.	08/16/18	(5,777)
SEK	21,959,000	EUR	2,140,418	Citibank N.A.	08/16/18	(5,493)
SGD	3,996,000	USD	2,938,106	Deutsche Bank AG	08/16/18	(2,280)
TWD	101,029,000	USD	3,309,930	JPMorgan Chase Bank N.A.	08/16/18	(1,957)
USD	780,494	AUD	1,051,000	BNP Paribas S.A.	08/16/18	(414)
USD	754,972	AUD	1,023,000	JPMorgan Chase Bank N.A.	08/16/18	(5,131)
USD	2,378,367	BRL	9,112,000	BNP Paribas S.A.	08/16/18	(45,485)
USD	465,068	BRL	1,794,000	JPMorgan Chase Bank N.A.	08/16/18	(12,148)
USD	1,128,690	CAD	1,489,000	BNP Paribas S.A.	08/16/18	(16,232)
USD	1,170,826	CAD	1,544,000	BNP Paribas S.A.	08/16/18	(16,387)
USD	3,279,492	CAD	4,315,000	BNP Paribas S.A.	08/16/18	(38,398)
USD	405,023	CAD	532,000	JPMorgan Chase Bank N.A.	08/16/18	(4,042)
USD	1,083,980	CAD	1,411,000	JPMorgan Chase Bank N.A.	08/16/18	(966)
USD	1,132,856	CAD	1,490,000	JPMorgan Chase Bank N.A.	08/16/18	(12,835)
USD	77,231	EUR	66,000	HSBC Bank USA N.A.	08/16/18	(24)
USD	312,582	EUR	268,000	JPMorgan Chase Bank N.A.	08/16/18	(1,119)
USD	1,279,658	GBP	975,000	JPMorgan Chase Bank N.A.	08/16/18	(800)
USD	301,924	IDR	4,360,985,000	JPMorgan Chase Bank N.A.	08/16/18	(654)
USD	1,793,871	IDR	25,921,437,000	JPMorgan Chase Bank N.A.	08/16/18	(4,631)
USD	2,073,820	INR	143,218,000	JPMorgan Chase Bank N.A.	08/16/18	(13,748)
USD	1,018,325	JPY	113,891,000	JPMorgan Chase Bank N.A.	08/16/18	(1,159)
USD	2,049,147	KRW	2,297,873,000	BNP Paribas S.A.	08/16/18	(9,471)
USD	738,417	KRW	826,289,000	JPMorgan Chase Bank N.A.	08/16/18	(1,838)
USD	899,367	KRW	1,014,396,000	JPMorgan Chase Bank N.A.	08/16/18	(9,410)
USD	687,109	MXN	12,994,000	Citibank N.A.	08/16/18	(8,482)
USD	746,162	MXN	14,107,000	Citibank N.A.	08/16/18	(9,009)
USD	1,372,880	MXN	26,102,000	Deutsche Bank AG	08/16/18	(24,404)
USD	691,980	MXN	13,106,000	HSBC Bank USA N.A.	08/16/18	(9,607)
USD	812,106	MXN	15,364,000	JPMorgan Chase Bank N.A.	08/16/18	(10,355)
USD	137,157	NZD	202,000	BNP Paribas S.A.	08/16/18	(524)
USD	784,894	NZD	1,161,000	BNP Paribas S.A.	08/16/18	(6,432)
USD	1,048,400	NZD	1,546,000	BNP Paribas S.A.	08/16/18	(5,337)

8

Consolidated Schedule of Investments (unaudited) (continued) July 31, 2018	Blackrock Total Emerging Markets Fund

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	565,150	NZD	831,000	JPMorgan Chase Bank N.A.	08/16/18	$(1,251)
USD	773,767	NZD	1,140,000	JPMorgan Chase Bank N.A.	08/16/18	(3,245)
USD	1,047,023	NZD	1,538,000	JPMorgan Chase Bank N.A.	08/16/18	(1,262)
USD	4,030,217	PHP	216,866,000	JPMorgan Chase Bank N.A.	08/16/18	(60,347)
USD	1,161,998	RUB	72,927,000	JPMorgan Chase Bank N.A.	08/16/18	(3,565)
USD	2,717,852	SGD	3,706,000	Deutsche Bank AG	08/16/18	(4,913)
USD	396,441	SGD	540,000	JPMorgan Chase Bank N.A.	08/16/18	(292)
USD	924,091	THB	30,862,000	JPMorgan Chase Bank N.A.	08/16/18	(3,787)
USD	569,736	TWD	17,426,000	Credit Suisse International	08/16/18	(841)
USD	764,929	TWD	23,429,000	JPMorgan Chase Bank N.A.	08/16/18	(2,203)
USD	1,307,773	ZAR	17,735,000	HSBC Bank USA N.A.	08/16/18	(36,688)
USD	2,838,583	MXN	57,550,000	Bank of America N.A.	09/06/18	(231,591)

						(853,294)

Net Unrealized Appreciation						$387,523

Centrally Cleared Interest Rate Swaps

Paid by the Fund		Received by the Fund
Rate	Frequency	Rate	Frequency	Effective Date		Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
1-Month MXIBOR, 8.10%	Monthly	8.07%	Monthly	09/19/18	(a)	09/13/23	MXN	79,040	$25,243	$57	$25,186
3-Month JIBAR, 6.90%	Quarterly	7.26	Quarterly	09/19/18	(a)	09/19/23	ZAR	55,650	(66,511)	82	(66,593)

									$(41,268)	$139	$(41,407)

(a)	Forward swap.

OTC Interest Rate Swaps

Paid by the Fund		Received by the Fund
Rate	Frequency	Rate	Frequency	Counterparty	Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
6-Month BIBOR, 1.71%	Semi-annual	2.05	Semi-annual	Bank of America N.A.	09/19/18(a)	09/19/23	THB	98,140	$(15,684)	—	$(15,684)
6-Month BIBOR, 1.71%	Semi-annual	2.02	Semi-annual	Bank of America N.A.	09/19/18(a)	09/19/23	THB	19,520	(4,091)	—	(4,091)
3-Month KRW CDC, 1.68%	Quarterly	2.25	Quarterly	Bank of America N.A.	09/19/18(a)	09/19/23	KRW	3,972,440	15,150	—	15,150
3-Month KLIBOR, 3.69%	Quarterly	4.01	Quarterly	JPMorgan Chase Bank N.A.	09/19/18(a)	09/19/23	MYR	12,870	15,544	—	15,544
3-Month KLIBOR, 3.69%	Quarterly	4.05	Quarterly	JPMorgan Chase Bank N.A.	09/19/18(a)	09/19/23	MYR	17,070	27,344	—	27,344
3-Month TWD Secondary Bank Rate, 0.66%	Quarterly	1.07	Quarterly	JPMorgan Chase Bank N.A.	09/19/18(a)	09/19/23	TWD	10,500	1,958	—	1,958
3-Month TWD Secondary Bank Rate, 0.66%	Quarterly	1.10	Quarterly	BNP Paribas S.A.	09/19/18(a)	09/19/23	TWD	93,250	21,851	—	21,851
1-Day CLP Interbank Rate, 2.78%	Quarterly	3.93	Quarterly	Goldman Sachs Bank USA	09/20/18(a)	09/20/23	CLP	2,412,890	(6,779)	—	(6,779)

									$55,293	—	$55,293

(a)	Forward swap.

9

Consolidated Schedule of Investments (unaudited) (continued) July 31, 2018	Blackrock Total Emerging Markets Fund

OTC Total Return Swaps(a)

Reference Entity	Counterparty	Expiration Date	Net Notional Amount	Unrealized Appreciation (Depreciation)		Net Value of Reference Entities	Gross Notional Amount Net Asset Percentage
Equity Securities Long/Short:	Goldman Sachs & Co.	08/03/18 – 03/02/23	$76,964,374	$240,167	(b)	$76,669,152	28.6%
	UBS AG	09/17/18	77,152,853	(505,689	)(c)	75,500,667	28.6

			$154,117,227	$(265,522)		$152,169,819

(a)

The Fund receives or pays the total return on a portfolio of long and short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark, plus or minus a spread in a range of 25 – 850 basis points. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions. The following are the specified benchmarks used in determining the variable rate of interest:

South Africa Rand Overnight Deposit Rate

United States Overnight Bank Funding Rate

US Federal Funds Effective Rate (continuous series)

ZAR Overnight Deposit

(b)	Amount includes $535,389 of net dividends and financing fees.
(c)	Amount includes $1,146,497 of net dividends and financing fees.

10

Consolidated Schedule of Investments (unaudited) (continued) July 31, 2018	Blackrock Total Emerging Markets Fund

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with Goldman Sachs & Co. as of July 31, 2018 expiration date 08/03/18 — 03/02/23:

	Shares	Value	% of Basket Value
Reference Entity — Long

Brazil
B3 SA — Brasil Bolsa Balcao	18,700	$118,528	0.2%
Banco do Brasil SA	52,750	456,765	0.6
Cia Siderurgica Nacional SA, ADR	51,484	123,047	0.2
Companhia Siderurgica Nacional SA	74,250	181,604	0.2
EcoRodovias Infraestrutura e Logistica SA	87,600	182,048	0.3
Hypera SA	116,400	860,603	1.1
Iochpe-Maxion SA	65,800	404,095	0.5
Itau Unibanco Holding SA, Preference Shares — ADR	13,549	162,453	0.2
Randon Participacoes SA, Preference Shares	77,900	142,587	0.2
TIM Participacoes SA — ADR	178,331	2,928,195	3.8

		5,559,925
Cayman Islands
Chlitina Holding Ltd.	11,000	100,126	0.1

China
51job, Inc. — ADR	1,753	160,873	0.2
Alibaba Group Holding Ltd. — ADR	38,076	7,128,969	9.3
Angang Steel Co. Ltd., Class H	104,000	110,749	0.1
Beijing Capital International Airport Co. Ltd., Class H	112,000	127,571	0.2
China CITIC Bank Corp. Ltd., Class H	921,000	592,777	0.8
China Communications Services Corp. Ltd., Class H	110,000	69,735	0.1
China Life Insurance Co. Ltd., Class H	65,000	163,336	0.2
China Mobile Ltd. — ADR	73,143	3,322,886	4.3
China Petroleum & Chemical Corp., Class H	1,982,000	1,905,182	2.5
China Reinsurance Group Corp., Class H	210,000	43,919	0.1
CIFI Holdings Group Co., Ltd.	720,000	470,353	0.6
Greentown China Holdings Ltd.	16,500	19,473	0.0
Hollysys Automation Technologies Ltd.	17,759	412,009	0.5
Huazhu Group Ltd., ADR	483	19,325	0.0
Hubei Energy Group Co., Ltd.	191,300	121,009	0.2
KWG Property Holding Ltd.	174,000	198,965	0.3
Logan Property Holdings Co. Ltd.	84,000	105,804	0.1

Security	Shares	Value	% of Basket Value
China
Lonking Holdings Ltd.	563,000	$258,722	0.3%
Ping An Insurance Group Co. of China Ltd., Class H	7,000	65,165	0.1
SINA Corp.	41,444	3,335,413	4.4
Sino-Ocean Group Holding Ltd.	413,500	233,882	0.3
Skyworth Digital Holdings Ltd.	44,000	17,235	0.0
Sohu.com Ltd., ADR	99,718	2,512,894	3.3
Tencent Holdings Ltd.	51,100	2,325,784	3.0
Tianneng Power International Ltd.	4,000	5,515	0.0
Uni-President China Holdings Ltd.	64,000	74,108	0.1
Weichai Power Co. Ltd., Class H	750,000	917,576	1.2
Yuzhou Properties Co. Ltd.	62,000	35,129	0.1
Zhongsheng Group Holdings Ltd.	29,500	67,303	0.1

		24,821,661
Colombia
Bancolombia SA — ADR	40,675	1,867,389	2.4

Hong Kong
China Everbright Ltd.	110,000	194,439	0.3
China Travel International Investment Hong Kong Ltd.	666,000	267,875	0.4
Haier Electronics Group Co. Ltd.	373,000	1,090,853	1.4
Kingboard Chemical Holdings Ltd.	17,000	59,490	0.1
Nine Dragons Paper Holdings Ltd.	924,000	1,146,069	1.5
Shanghai Industrial Holdings Ltd.	128,000	298,806	0.4
Shimao Property Holdings Ltd.	250,500	712,430	0.9
Yuexiu Property Co. Ltd.	3,406,000	647,815	0.8

		4,417,777
Indonesia
Adaro Energy Tbk PT	690,100	91,310	0.1
Matahari Department Store Tbk PT	138,600	77,310	0.1

		168,620
Malaysia
Astro Malaysia Holdings Bhd	336,000	151,262	0.2

Mexico
Alsea SAB de CV	12,400	42,773	0.1
Grupo Aeroportuario del Centro Norte SAB de CV — ADR	11,828	573,540	0.7
Grupo Aeroportuario del Centro Norte SAB de CV	79,950	486,321	0.6
Grupo Financiero Banorte SAB de CV, Series O	82,900	578,057	0.8
Industrias Penoles SAB de CV	30,785	521,971	0.7
Wal-Mart de Mexico SAB de CV	1,292,650	3,775,077	4.9

		5,977,739

11

Consolidated Schedule of Investments (unaudited) (continued) July 31, 2018	Blackrock Total Emerging Markets Fund

Security	Shares	Value	% of Basket Value
Netherlands
Yandex NV, Class A	88,900	$3,196,844	4.2%

Peru
Credicorp Ltd.	1,387	317,304	0.4

Philippines
Ayala Corp.	2,725	51,391	0.1
Metropolitan Bank & Trust Co.	4	6	0.0

		51,397
Poland
Bank Handlowy w Warszawie SA	5,143	105,624	0.1

Qatar
Barwa Real Estate Co.	47,722	473,956	0.7
Qatar Electricity & Water Co. QSC	6,107	318,110	0.4
Qatar Islamic Bank SAQ	6,685	243,257	0.3

		1,035,323
Russia
Lukoil PJSC — ADR	9,994	716,882	0.9
Mobile TeleSystems PJSC — ADR	20,690	181,452	0.2
Severstal PAO — GDR	5,120	83,547	0.1
Severstal PJSC	1,950	31,863	0.1

		1,013,744
South Africa
Anglo American Platinum Ltd.	6,581	202,431	0.3
AngloGold Ashanti Ltd.	2,505	21,989	0.0
Barloworld Ltd.	130,590	1,256,936	1.6
Capitec Bank Holdings Ltd.	2,276	164,361	0.2
Gold Fields Ltd.	6,295	23,101	0.0
Gold Fields Ltd. — ADR	172,745	646,066	0.9
Investec Ltd.	43,230	312,387	0.4
Massmart Holdings Ltd.	11,467	102,543	0.1
Old Mutual, Ltd.	384,746	881,256	1.2
Sappi Ltd.	19,600	140,080	0.2
Standard Bank Group Ltd.	41,106	635,610	0.8

		4,386,760
South Korea
Green Cross Corp.	1,745	277,786	0.4
HDC Holdings Co. Ltd.	7,176	170,672	0.2
KB Financial Group, Inc.	23,226	1,116,321	1.5
KB Financial Group, Inc., ADR	13,295	641,484	0.8
Korea Investment Holdings Co. Ltd.	261	16,721	0.0
KT Corp.	1,185	30,231	0.1
KT Corp. — ADR	10,902	149,357	0.2
LG Electronics, Inc.	21,982	1,473,408	1.9
G International Corp.	14,614	308,786	0.4

Security	Shares	Value	% of Basket Value
South Korea
LOTTE Himart Co. Ltd.	5,740	$396,414	0.5%
Poongsan Corp.	17,603	515,972	0.7
Posco Daewoo Corp.	4,203	72,196	0.1
Samsung Electronics Co. Ltd.	24,524	1,017,997	1.3
Samsung Securities Co. Ltd.	7,878	229,753	0.3

		6,417,098
Taiwan
Anpec Electronics Corp.	77,000	146,964	0.2
Arcadyan Technology Corp.	50,000	119,533	0.2
Chailease Holding Co. Ltd.	701,760	2,296,631	3.0
Chung Hung Steel Corp.	118,000	55,039	0.1
Elan Microelectronics Corp.	198,000	313,388	0.4
Gemtek Technology Corp.	226,000	199,071	0.3
Gigabyte Technology Co. Ltd.	206,000	414,708	0.5
Holtek Semiconductor, Inc.	53,000	126,450	0.2
Lite-On Semiconductor Corp.	487,000	636,419	0.8
Synnex Technology International Corp.	118,000	168,645	0.2
Taiwan Semiconductor Manufacturing Co. Ltd.	266,000	2,126,858	2.8
TPK Holding Co. Ltd.	269,000	533,484	0.7
Uni-President Enterprises Corp.	1,404,000	3,713,851	4.8
Yuanta Financial Holding Co. Ltd.	93	43	0.0

		10,851,084
Thailand
Bangkok Chain Hospital PCL	433,700	212,483	0.3
Central Plaza Hotel PCL	246,300	323,884	0.4
Glow Energy PCL, Foreign Registered Shares	14,000	39,345	0.1
Thanachart Capital PCL	280,300	431,782	0.5

		1,007,494
Turkey
Coca-Cola Icecek AS	15,312	92,105	0.1
Ford Otomotiv Sanayi SA	12,314	147,736	0.2
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D	281,318	250,920	0.3
Turkiye Is Bankasi AS, Class C	1,033,580	1,068,978	1.4

		1,559,739
United Kingdom
Anglo American PLC	6,574	148,827	0.2
Quilter PLC	128,248	259,077	0.3

		407,904
United States
Genpact Ltd.	107,243	3,258,042	4.2

Total Reference Entity — Long		76,672,856

12

Consolidated Schedule of Investments (unaudited) (continued) July 31, 2018	Blackrock Total Emerging Markets Fund

Security	Shares	Value	% of Basket Value
Reference Entity — Short

China
China Shanshui Cement Group Ltd.	(23,259)	$(3,704)	0.0%

Total Reference Entity – Short		(3,704)

Net Value of Reference Entity — Goldman Sachs & Co.		$76,669,152

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with UBS AG as of July 31, 2018 expiration dates 09/17/18:

Security	Shares	Value	% of Basket Value
Reference Entity — Long

Brazil
BR Malls Participacoes SA	61,000	$161,711	0.2%
Cia Brasileira de Distribuicao, Preference Shares	6,500	144,000	0.2
Companhia Siderurgica Nacional SA	2,850	6,971	0.0
Cosan SA	88,500	869,367	1.1
EcoRodovias Infraestrutura e Logistica SA	171,450	356,302	0.5
Hypera SA	335,100	2,477,560	3.3
Iochpe-Maxion SA	134,250	824,464	1.1
IRB Brasil Resseguros S/A	9,050	128,759	0.2
Itau Unibanco Holding SA, Preference Shares	263,944	3,164,543	4.2
JBS SA	13,550	32,563	0.0
Metalurgica Gerdau SA, Preference Shares	71,150	145,777	0.2
Multiplan Empreendimentos Imobiliarios SA	75,300	402,852	0.5
Petrobras Distribuidora SA	8,600	44,658	0.1
Porto Seguro SA	4,700	62,111	0.1
Randon Participacoes SA, Preference Shares	360,100	659,123	0.9
Sul America SA	11,500	67,622	0.1
TIM Participacoes SA	39,100	129,177	0.2
Ultrapar Participacoes SA	20,700	224,191	0.3

Security	Shares	Value	% of Basket Value

Brazil (continued)
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	69,100	$334,150	0.4%

		10,235,901

China
Agricultural Bank of China Ltd., Class A	84,000	45,026	0.1
Anhui Expressway Co. Ltd. , Class H	176,000	103,490	0.1
Beijing Capital International Airport Co. Ltd., Class H	12,000	13,668	0.0
BYD Electronic International Co. Ltd.	1,412,500	1,652,483	2.2
China Aoyuan Property Group, Ltd.	332,000	244,086	0.3
China CITIC Bank Corp. Ltd., Class H	102,000	65,650	0.1
China Coal Energy Co. Ltd., Class H	321,000	134,851	0.2
China Communications Services Corp. Ltd., Class H	1,148,000	727,782	1.0
China International Marine Containers Group Co. Ltd., Class H	50,000	57,473	0.1
China Petroleum & Chemical Corp., Class H	2,312,000	2,222,392	2.9
China Railway Group Ltd., Class H	700,000	608,095	0.8
China Reinsurance Group Corp., Class H	377,000	78,846	0.1
China Resources Cement Holdings Ltd.	94,000	107,463	0.1
China Shipping Development Co. Ltd., Class H	324,000	51,710	0.1
Chongqing Rural Commercial Bank, Co. Ltd., Class H	609,000	373,120	0.5
Datang International Power Generation Co. Ltd., Class H	448,000	129,809	0.2
Far East Horizon Ltd.	172,000	165,633	0.2
Future Land Development Holdings Ltd.	330,000	297,687	0.4
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class H	20,000	85,219	0.1
Huatai Securities Co. Ltd., Class H	55,600	87,804	0.1
Hubei Energy Group Co., Ltd.	296,000	187,238	0.3
Jiangxi Copper Co. Ltd., Class H	125,000	158,145	0.2
KWG Property Holding Ltd.	1,944,000	2,222,923	2.9
Lonking Holdings Ltd.	2,126,000	976,985	1.3
Maanshan Iron & Steel, Class H	126,000	67,513	0.1
Metallurgical Corp. of China Ltd., Class H	535,000	156,997	0.2
Sino-Ocean Group Holding Ltd.	259,000	146,494	0.2

13

Consolidated Schedule of Investments (unaudited) (continued) July 31, 2018	Blackrock Total Emerging Markets Fund

Security	Shares	Value	% of Basket Value
China (continued)
Sinopec Engineering Group Co. Ltd., Class H	67,500	$68,768	0.1%
Sinopec Shanghai Petrochemical Co. Ltd., Class H	1,010,000	607,298	0.8
Tencent Holdings Ltd.	55,900	2,544,253	3.4
Tianneng Power International Ltd.	964,000	1,329,131	1.8
Tingyi Cayman Islands Holding Corp.	28,000	64,711	0.1
Tong Ren Tang Technologies Co. Ltd., Class H	18,000	26,577	0.0
Weichai Power Co. Ltd., Class H	1,284,000	1,570,889	2.1
Zoomlion Heavy Industry Science and Technology Co., Ltd.	43,400	26,725	0.0
ZTE Corp., Class H	13,000	22,294	0.0

		17,429,228
Colombia
Almacenes Exito SA	763	4,287	0.0
Cementos Argos SA	1,951	6,210	0.0
Corp. Financiera Colombiana SA	212	1,743	0.0
Ecopetrol SA	26,107	27,728	0.1
Grupo Argos SA	1,923	12,906	0.0
Grupo de Inversiones Suramericana SA	1,587	19,820	0.0
Interconexion Electrica SA	4,360	21,419	0.0

		94,113
Czech Republic
Moneta Money Bank	28,157	96,582	0.1

Greece
Alpha Bank AE	62,770	137,045	0.2
Eurobank Ergasias SA	64,718	67,069	0.1
FF Group	1,346	7,177	0.0
Hellenic Telecommunications Organization SA	11,244	146,122	0.2
JUMBO SA	4,487	71,870	0.1
National Bank of Greece SA	148,449	48,310	0.1
OPAP SA	10,100	112,766	0.1

		590,359
Hong Kong
China Everbright Ltd.	578,000	1,021,688	1.3
China Mobile Ltd.	193,000	1,743,449	2.3
China Taiping Insurance Holdings Co. Ltd.	122,200	419,326	0.6
Haier Electronics Group Co. Ltd.	624,000	1,824,912	2.4
Kingboard Laminates Holdings Ltd.	45,500	54,605	0.1
Poly Property Group Co. Ltd.	283,000	113,193	0.1
Shanghai Industrial Holdings Ltd.	103,000	240,446	0.3
Shimao Property Holdings Ltd.	219,500	624,265	0.8
Sinotruk Hong Kong Ltd.	87,000	123,045	0.2

Security	Shares	Value	% of Basket Value
Hong Kong (continued)
Yuexiu Property Co. Ltd.	2,208,000	$419,957	0.6%

		6,584,886
Hungary
OTP Bank PLC	27,826	1,046,651	1.4

Indonesia
Adaro Energy Tbk PT	685,600	90,715	0.1
Matahari Department Store Tbk PT	901,900	503,074	0.7

		593,789
Malaysia
Astro Malaysia Holdings Bhd	281,600	126,772	0.2

Peru
Hochschild Mining PLC	475,724	1,088,036	1.4

Philippines
Ayala Corp.	68,025	1,282,891	1.7

Poland
Bank Millennium SA	150,431	378,455	0.5

Russia
Inter Rao UES PJSC	2,368,000	156,999	0.2
Lukoil PJSC — ADR	50,383	3,614,036	4.8
Magnitogorsk Iron & Steel Works PJSC	2,926,916	2,166,024	2.9%
Moscow Exchange MICEX-RTS PJSC	240,340	396,190	0.5
Novatek OAO	13,260	196,342	0.3
Novatek PJSC — GDR	3,025	480,305	0.6
Polymetal International PLC	201,762	1,759,481	2.3
Severstal PAO — GDR	11,850	193,366	0.3
Severstal PJSC	6,520	106,538	0.1
Tatneft PJSC	51,975	600,578	0.8
TMK OAO — GDR	15,745	73,057	0.1

		9,742,916
South Africa
Anglo American Platinum Ltd.	24,304	747,590	1.0
AngloGold Ashanti Ltd.	27,837	244,358	0.3
Barloworld Ltd.	44,416	427,506	0.6
Capitec Bank Holdings Ltd.	4,101	296,152	0.4
Clicks Group Ltd.	1,767	25,934	0.0
Gold Fields Ltd.	93,219	342,090	0.4
Investec Ltd.	52,907	382,315	0.5
Massmart Holdings Ltd.	98,529	881,093	1.2
Mondi Ltd.	46,817	1,282,772	1.7
Naspers Ltd., Class N	601	147,948	0.2
Old Mutual, Ltd.	97,384	223,057	0.3
Sappi Ltd.	263,950	1,886,433	2.5

14

Consolidated Schedule of Investments (unaudited) (continued) July 31, 2018	Blackrock Total Emerging Markets Fund

Security	Shares	Value	% of Basket Value
South Africa (continued)
Standard Bank Group Ltd.	44,465	$687,549	0.9%

		7,574,797

South Korea
Green Cross Corp.	6,795	1,081,695	1.4
HDC Holdings Co. Ltd.	6,441	153,191	0.2
KB Financial Group, Inc.	14,895	715,905	0.9
Korea Investment Holdings Co. Ltd.	5,829	373,437	0.5
LG Electronics, Inc.	27,055	1,813,441	2.4
LG International Corp.	28,992	612,585	0.8
LOTTE Himart Co. Ltd.	1,714	118,372	0.1
Meritz Securities Co., Ltd.	43,649	138,196	0.2
Poongsan Corp.	20,300	595,025	0.8
Posco Daewoo Corp.	10,052	172,664	0.2
Posco ICT Co. Ltd.	1	6	0.0
Samsung Electronics Co. Ltd.	66,969	2,779,898	3.7
Samsung Securities Co. Ltd.	6,852	199,831	0.3
Seegene, Inc.	14,769	345,498	0.5

		9,099,744

Taiwan
Taiwan Semiconductor Manufacturing Co. Ltd.	86,000	687,631	0.9

Thailand
Bangkok Chain Hospital PCL	337,900	165,548	0.2
Bangkok Dusit Medical Services PCL	310,900	247,636	0.3

Security	Shares	Value	% of Basket Value
Thailand (continued)
Central Plaza Hotel PCL	403,500	$530,602	0.7%
Glow Energy PCL, Foreign Registered Shares	23,900	67,167	0.1
Krungthai Card PCL	963,000	832,169	1.1
Land & Houses PCL, Foreign Registered Shares	670,700	241,261	0.3
Thai Oil PCL, Foreign Registered Shares — NVDR	45,600	109,991	0.2
Thanachart Capital PCL	602,500	928,107	1.3
Total Access Communication PCL	261,600	322,380	0.4

		3,444,861

Turkey
Coca-Cola Icecek AS	31,330	188,456	0.3
Eregli Demir ve Celik Fabrikalari TAS	102,486	229,983	0.3
Ford Otomotiv Sanayi SA	57,561	690,583	0.9
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D	54,611	48,563	0.1
Tekfen Holding	187,044	740,806	1.0
Turkiye Is Bankasi AS, Class C	108,001	111,700	0.1%

		2,010,091

United Kingdom
Anglo American PLC	146,147	3,308,575	4.4
Quilter PLC	41,774	84,389	0.1

		3,392,964

Total Reference Entity — Long		75,500,667

Net Value of Reference Entity — UBS AG		$75,500,667

15

Consolidated Schedule of Investments (unaudited) (continued) July 31, 2018	Blackrock Total Emerging Markets Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is signficant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$12,153,749	$—	$—	$12,153,749
Corporate Bonds	—	30,457,897	—	30,457,897
Foreign Agency Obligations	—	121,650,981	—	121,650,981
Short-Term Securities	100,448,874	—	—	100,448,874

	$112,602,623	$152,108,878	$—	$264,711,501

Derivative Financial Instruments(a)
Assets:
Equity contracts	$—	$240,167	$—	$240,167
Foreign currency exchange contracts	—	1,240,817	—	1,240,817
Interest rate contracts	—	107,033	—	107,033
Liabilities:
Equity contracts	—	(505,689)	—	(505,689)
Foreign currency exchange contracts	—	(853,294)	—	(853,294)
Interest rate contracts	—	(93,147)	—	(93,147)

	$—	$135,887	$—	$135,887

(a)

Derivative financial instruments are swaps and forward foreign currency exchange contracts. Swaps and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

During the period ended July 31, 2018, there were no transfers between levels.

16

Item 2 – Controls and Procedures

2(a) –

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds

Date: September 20, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds

Date: September 20, 2018

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Funds

Date: September 20, 2018